Intangible assets including goodwill	12 Months Ended
Dec. 31, 2018
Intangible Assets And Goodwill [Abstract]
Intangible assets including goodwill
13.	Intangible assets including goodwill

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2017	8	12	20	73	93
Additions	12	—	12	—	12
Acquisition, business combination (Note 5)	—	17	17	71	88
Write off of fully amortized intangibles	(2)	(11)	(13)	—	(13)
Exchange differences	—	(1)	(1)	(9)	(10)
At December 31, 2017	18	17	35	135	170
Additions	8	—	8	—	8
Acquisition, business combination	—	3	3	8	11
Exchange differences	—	1	1	3	4
At December 31, 2018	26	21	47	146	193
Accumulated amortization
At January 1, 2017	(3)	(10)	(13)	—	(13)
Amortization charge	(5)	(3)	(8)	—	(8)
Write off of fully amortized intangibles	2	11	13	—	13
At December 31, 2017	(6)	(2)	(8)	—	(8)
Amortization charge	(6)	(5)	(11)	—	(11)
At December 31, 2018	(12)	(7)	(19)	—	(19)
Cost, net accumulated amortization
At December 31, 2017	12	15	27	135	162
At December 31, 2018	14	14	28	146	174

Amortization of €11 million, €8 million and €5 million in 2018, 2017, and 2016, respectively, is included in research and development in the consolidated statement of operations. Research and development costs that are not eligible for capitalization have been expensed in the period incurred.

Goodwill is tested for impairment on an annual basis or when there are indications the carrying amount may be impaired. Goodwill is allocated to the Group’s two operating segments, Premium and Ad-Supported, based on the units that are expected to benefit from the business combination. The Group monitors goodwill at the operating segment level for internal purposes, consistent with the way it assesses performance and allocates resources. The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2018	2018	2017	2017
	(in € millions)
Goodwill	128	18	119	16

The detailed calculations of recoverable amounts performed in 2016, which noted substantial headroom, were used in the 2018 impairment test as there have been no adverse significant changes in the industry and competitive environment, market capitalization, stock price and overall financial performance such that the recoverable amounts would be less than the carrying amount in 2018. Therefore, the Group concluded that goodwill was not impaired.